Property, Plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment
Schedule of property plant and equipment.

		Plant,
	Land and	machinery	Dunnage
	buildings	and other	and other	Total
	$'m	$'m	$'m	$'m

Net book value at January 1, 2023	488	1,803	99	2,390
Additions	175	292	26	493
Acquisitions	—	4	—	4
Disposals*	(4)	(2)	—	(6)
Impairment	—	(18)	—	(18)
Depreciation charge	(71)	(174)	(30)	(275)
Exchange*	7	31	2	40
At 31 December 2023	595	1,936	97	2,628

Cost	842	2,695	210	3,747
Accumulated depreciation and impairment losses	(247)	(759)	(113)	(1,119)
Net book value at December 31, 2023	595	1,936	97	2,628

Net book value at January 1, 2024	595	1,936	97	2,628
Additions	83	114	15	212
Disposals	(7)	(6)	—	(13)
Impairment reversal	—	4	—	4
Depreciation charge	(86)	(192)	(31)	(309)
Transfers**	45	(48)	3	—
Exchange	(9)	(32)	(1)	(42)
At 31 December 2024	621	1,776	83	2,480

Cost	927	2,666	218	3,811
Accumulated depreciation and impairment losses	(306)	(890)	(135)	(1,331)
Net book value at December 31, 2024	621	1,776	83	2,480

Schedule of right-of use assets

		Plant,	Dunnage
	Land and	machinery	and
	buildings	and other	other	Total
Net book value at December 31,	$’m	$’m	$’m	$’m
2024	115	238	32	385
2023	153	223	36	412